Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2025 Fund
June 30, 2022
AFF25-NPRT1-0822
1.818367.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.11% to 1.75% 9/1/22 to 9/29/22 (b) (Cost $2,044,294)	2,050,000	2,043,618

Domestic Equity Funds - 29.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	7,277,170	92,420,057
Fidelity Advisor Series Growth Opportunities Fund (c)	7,063,174	63,356,674
Fidelity Advisor Series Small Cap Fund (c)	3,797,715	40,521,614
Fidelity Series All-Sector Equity Fund (c)	4,157,881	37,005,144
Fidelity Series Commodity Strategy Fund (c)	7,401,881	35,751,085
Fidelity Series Large Cap Stock Fund (c)	8,744,415	143,146,068
Fidelity Series Large Cap Value Index Fund (c)	1,141,877	15,392,496
Fidelity Series Opportunistic Insights Fund (c)	5,768,246	84,447,125
Fidelity Series Small Cap Opportunities Fund (c)	4,277,887	48,340,124
Fidelity Series Stock Selector Large Cap Value Fund (c)	7,651,111	91,277,750
Fidelity Series Value Discovery Fund (c)	6,416,911	93,558,567
TOTAL DOMESTIC EQUITY FUNDS (Cost $645,801,126)		745,216,704

International Equity Funds - 27.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,768,852	50,276,492
Fidelity Series Emerging Markets Fund (c)	3,234,258	26,650,287
Fidelity Series Emerging Markets Opportunities Fund (c)	14,656,092	239,773,665
Fidelity Series International Growth Fund (c)	8,591,735	120,198,375
Fidelity Series International Small Cap Fund (c)	2,118,869	31,783,036
Fidelity Series International Value Fund (c)	12,356,749	118,501,220
Fidelity Series Overseas Fund (c)	11,485,972	120,028,403
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $652,581,103)		707,211,478

Bond Funds - 42.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	22,329,106	192,030,312
Fidelity Series Emerging Markets Debt Fund (c)	1,757,140	12,791,981
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	528,121	4,383,403
Fidelity Series Floating Rate High Income Fund (c)	292,825	2,535,868
Fidelity Series High Income Fund (c)	1,690,651	13,643,553
Fidelity Series International Credit Fund (c)	189,150	1,566,166
Fidelity Series International Developed Markets Bond Index Fund (c)	11,384,265	100,523,056
Fidelity Series Investment Grade Bond Fund (c)	59,650,005	613,202,044
Fidelity Series Long-Term Treasury Bond Index Fund (c)	19,189,502	127,802,086
Fidelity Series Real Estate Income Fund (c)	815,730	8,442,809
TOTAL BOND FUNDS (Cost $1,207,654,038)		1,076,921,278

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d) (Cost $2,506,495)	2,505,994	2,506,495

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,510,587,056)	2,533,899,573
NET OTHER ASSETS (LIABILITIES) - 0.0%	(74,308)
NET ASSETS - 100.0%	2,533,825,265

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	114	Sep 2022	10,582,620	48,738	48,738
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	150	Sep 2022	7,520,250	(2,653)	(2,653)

TOTAL EQUITY INDEX CONTRACTS					46,085

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	430	Sep 2022	50,968,438	(69,080)	(69,080)

TOTAL PURCHASED					(22,995)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	30	Sep 2022	5,684,250	(53,354)	(53,354)

TOTAL FUTURES CONTRACTS					(76,349)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,043,618.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	1,995,442	6,993,553	6,482,500	3,840	-	-	2,506,495	0.0%
Total	1,995,442	6,993,553	6,482,500	3,840	-	-	2,506,495

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	105,537,469	8,637,297	2,680,900	-	(247,085)	(18,826,724)	92,420,057
Fidelity Advisor Series Growth Opportunities Fund	72,379,418	13,089,352	1,853,709	-	(193,626)	(20,064,761)	63,356,674
Fidelity Advisor Series Small Cap Fund	47,904,066	2,587,285	1,421,203	-	(231,605)	(8,316,929)	40,521,614
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	14,287,946	14,326,828	-	38,882	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	172,715,495	45,131,106	5,584,451	-	(233,986)	(19,997,852)	192,030,312
Fidelity Series All-Sector Equity Fund	45,266,926	962,834	1,323,788	-	(182,080)	(7,718,748)	37,005,144
Fidelity Series Canada Fund	60,809,411	413,249	2,525,580	-	(8,850)	(8,411,738)	50,276,492
Fidelity Series Commodity Strategy Fund	43,498,882	525,690	6,468,616	-	780,713	(2,585,584)	35,751,085
Fidelity Series Emerging Markets Debt Fund	14,633,679	286,581	416,268	179,401	(57,753)	(1,654,258)	12,791,981
Fidelity Series Emerging Markets Debt Local Currency Fund	4,909,436	33,505	174,836	-	(28,549)	(356,153)	4,383,403
Fidelity Series Emerging Markets Fund	29,885,734	980,124	844,366	-	(53,461)	(3,317,744)	26,650,287
Fidelity Series Emerging Markets Opportunities Fund	269,325,801	9,828,237	9,477,332	-	(1,902,680)	(28,000,361)	239,773,665
Fidelity Series Floating Rate High Income Fund	2,965,603	51,128	320,374	31,420	(33,160)	(127,329)	2,535,868
Fidelity Series Government Money Market Fund 1.18%	27,190,089	69,163	27,259,252	15,803	-	-	-
Fidelity Series High Income Fund	17,643,256	322,096	2,475,718	217,961	(316,827)	(1,529,254)	13,643,553
Fidelity Series Inflation-Protected Bond Index Fund	26,436,598	336,450	26,153,501	278,929	642,574	(1,262,121)	-
Fidelity Series International Credit Fund	1,740,549	10,901	-	10,902	-	(185,284)	1,566,166
Fidelity Series International Developed Markets Bond Index Fund	89,441,480	19,372,238	3,127,532	54,649	(115,843)	(5,047,287)	100,523,056
Fidelity Series International Growth Fund	139,667,496	7,214,777	4,545,916	-	(277,425)	(21,860,557)	120,198,375
Fidelity Series International Small Cap Fund	38,354,082	739,245	1,058,764	-	(284,592)	(5,966,935)	31,783,036
Fidelity Series International Value Fund	141,659,255	3,054,841	8,409,012	-	(373,336)	(17,430,528)	118,501,220
Fidelity Series Investment Grade Bond Fund	723,365,250	9,604,681	78,816,341	4,389,442	(6,618,330)	(34,333,216)	613,202,044
Fidelity Series Large Cap Stock Fund	166,066,924	5,420,401	5,580,685	-	1,236,644	(23,997,216)	143,146,068
Fidelity Series Large Cap Value Index Fund	17,961,399	130,387	524,255	-	117,781	(2,292,816)	15,392,496
Fidelity Series Long-Term Treasury Bond Index Fund	138,739,105	13,524,988	6,688,272	811,476	(1,072,978)	(16,700,757)	127,802,086
Fidelity Series Opportunistic Insights Fund	97,534,370	9,166,252	2,469,956	-	(285,060)	(19,498,481)	84,447,125
Fidelity Series Overseas Fund	140,956,251	7,317,474	3,643,443	-	(314,713)	(24,287,166)	120,028,403
Fidelity Series Real Estate Income Fund	10,606,190	193,991	1,440,533	150,275	(10,253)	(906,586)	8,442,809
Fidelity Series Short-Term Credit Fund	6,815,179	26,769	6,796,041	11,845	(176,019)	130,112	-
Fidelity Series Small Cap Opportunities Fund	59,144,723	828,964	1,593,059	-	(207,548)	(9,832,956)	48,340,124
Fidelity Series Stock Selector Large Cap Value Fund	105,994,860	3,262,364	5,641,383	-	(23,043)	(12,315,048)	91,277,750
Fidelity Series Value Discovery Fund	107,962,263	1,720,934	6,840,088	-	1,854,122	(11,138,664)	93,558,567
	2,927,111,239	179,131,250	240,482,002	6,152,103	(8,578,086)	(327,832,941)	2,529,349,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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